Annual Operating Expenses - FidelityContrafundK6-PRO - FidelityContrafundK6-PRO - Fidelity Contrafund K6 - Fidelity Contrafund K6	Mar. 01, 2024
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%